WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.5%
Alabama - 7.3%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$397,211	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	10,977,683
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,947,085
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,657,140
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,677,002
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	3,990,000	5,471,447

Total Alabama				34,127,568

Arizona - 3.6%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	816,517	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,392,932	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,598,625	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	937,584	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,318,850	(b)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,246,608	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,439,942	(b)

Total Arizona				16,751,058

California - 10.6%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,139,940	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,417,412	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,776,900	(a)(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	$600,000	$658,992
KIPP LA Project, Series A	5.125%	7/1/44	750,000	816,938
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	3,045,000	3,100,145	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,261,465	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,000,000	2,060,840
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,347,687
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	272,823	(b)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Series A	4.000%	12/1/50	2,250,000	2,540,790
M-S-R Energy Authority, CA, Natural Gas
Revenue, Series B	7.000%	11/1/34	14,000,000	21,441,980
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,896,372
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	846,384

Total California				49,578,668

Colorado - 6.8%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,040,730
Clear Creek Station Metropolitan District #2, CO, GO, Subordinate, Series B	7.375%	12/15/47	500,000	511,960
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	772,913
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,287,937

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	$1,250,000	$1,346,475
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	539,820
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	2,940,000	3,066,890
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,283,375
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	523,080
Subordinate, Series B	7.750%	12/15/47	1,000,000	1,035,790
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	11,550,000	17,825,115
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	875,857
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	520,885
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,236,096

Total Colorado				31,866,923

Connecticut - 1.1%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,209,620
Transportation Infrastructure, Series A	5.000%	5/1/38	1,500,000	1,883,280
Connecticut State, GO, Series A	5.000%	4/15/35	1,500,000	1,871,175

Total Connecticut				4,964,075

Delaware - 1.9%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,022,230

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,238,204
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,299,900
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	300,000	285,129

Total District of Columbia				3,823,233

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 3.5%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	$3,750,000	$3,972,600	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,573,785	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,136,810
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,123,960
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,339,272	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,093,316	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,346,140	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	846,135
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	1,600,000	1,744,800
Toby and Leon Cooperman Sinai Residences Boca Raton Project, Series A	5.000%	6/1/55	1,000,000	1,031,770
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(c)

Total Florida				16,208,592

Georgia - 0.7%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	500,000	602,870
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,400,892
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,461,075

Total Georgia				3,464,837

Illinois - 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,077,610
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	108,383
Dedicated, Series H	5.000%	12/1/46	750,000	790,665
Series D	5.000%	12/1/46	750,000	792,893

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	$2,000,000	$2,081,780
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,643,115
Series A, Refunding	5.000%	1/1/28	1,500,000	1,584,570
Series A, Refunding	6.000%	1/1/38	1,250,000	1,368,112
Series C, Refunding	5.000%	1/1/25	1,000,000	1,053,520
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,145,393
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,128,340	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,121,320	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,527,200
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	321,033
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,251,007	(a)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,449,255
Park Place of Elmhurst, Series C	2.000%	5/15/55	2,525,250	126,263
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	883,560
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/27	4,250,000	5,304,935
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	200,000	240,360
Illinois State, GO:
Series 2006	5.500%	1/1/30	775,000	884,763
Series 2016	5.000%	1/1/41	5,020,000	5,148,462
Series 2016, Refunding	5.000%	2/1/26	900,000	980,181
Series A, Refunding	5.000%	10/1/29	2,900,000	3,168,482
Series A, Refunding	5.000%	10/1/30	1,475,000	1,602,750
Series B, Refunding	5.000%	9/1/27	1,600,000	1,756,096
Series D	5.000%	11/1/27	1,000,000	1,085,260

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$1,150,000	$1,240,562
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	2,765,400
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	824,423
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	2,250,000	2,526,840
Regional Transportation Authority Revenue, IL, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,556,259

Total Illinois				58,538,792

Indiana - 0.4%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	500,000	540,740	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,121,330	(a)

Total Indiana				1,662,070

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	335,000	339,412

Kentucky - 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,302,480	(e)(f)

Louisiana - 1.0%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,130,860
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,068,650
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	531,980
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	750,000	751,583	(e)(f)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,000,000	1,011,390	(e)(f)

Total Louisiana				4,494,463

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 2.6%
Maryland State EDC Revenue:
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	$300,000	$323,136	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,069,910	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	549,195
Frederick Health System, Refunding	4.000%	7/1/50	725,000	791,569
Mercy Medical Center, Refunding	6.250%	7/1/31	9,000,000	9,300,870

Total Maryland				12,034,680

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,179,960
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,171,030
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	574,040
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,347,120

Total Massachusetts				4,272,150

Michigan - 1.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	835,485
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	2,552,287	(f)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,165,000	1,200,940	(b)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	409,424	(b)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,371,925
Tobacco Settlement Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/49	250,000	272,053
Tobacco Settlement Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	5.000%	6/1/49	250,000	290,838
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	971,227	(a)

Total Michigan				7,904,179

Minnesota - 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinate, Series B, Refunding	5.000%	1/1/49	3,500,000	4,102,700	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	$2,000,000	$2,017,120
Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,602,635
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,197,580

Total Missouri				7,817,335

Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	4,300,570

Nevada - 0.7%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,354,946	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,086,794	(b)

Total Nevada				3,441,740

New Jersey - 8.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,695,000	1,770,444	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,080,870
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,865,540
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.720%	3/1/28	17,500,000	17,328,675	(f)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	440,148	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	357,411
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,936,292	(a)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	$1,700,000	$1,936,419
Transportation Program, Series AA	5.250%	6/15/43	500,000	567,960
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,066,565
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	204,468
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,741,105
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,045,921
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	500,000	585,355

Total New Jersey				40,927,173

New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	782,798
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	582,858
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	585,792

Total New Mexico				1,951,448

New York - 4.4%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A	5.000%	10/1/50	2,250,000	2,586,172
MTA, NY, Transportation Revenue:
Green Bond, Series A-2	5.000%	11/15/24	250,000	264,568
Green Bond, Series A-2	5.000%	5/15/30	1,000,000	1,095,210	(e)(f)
Green Bond, Series D	4.000%	11/15/49	500,000	501,635
Green Bond, Series D1	5.000%	11/15/43	500,000	544,000
Green Bond, Series E, Refunding	5.000%	11/15/30	1,000,000	1,113,630	(d)
Green Bond, Series E, Refunding	4.000%	11/15/45	500,000	502,870	(d)
Series B, Refunding	5.000%	11/15/37	500,000	528,205
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	635,642	63,564
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding	4.000%	3/1/45	750,000	837,188

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	$1,750,000	$1,941,607
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,182,291	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	214,220	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	2,000,000	2,194,620	(a)(g)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	6,000,000	6,024,540
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,081,570

Total New York				20,675,890

North Carolina - 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,777,360

Ohio - 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	700,000	759,339
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,569,608
Indian Creek, OH, Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,795,369
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,055,790	(a)(e)(f)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,835,179	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	4,788,850

Total Ohio				13,804,135

Oklahoma - 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	572,302	2,862	*(c)

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - (continued)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$534,530
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,054,010

Total Oklahoma				1,591,402

Oregon - 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,320,463
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	607,755

Total Oregon				1,928,218

Pennsylvania - 2.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,124,380
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,308,600
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	683,331
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,965,005
Pennsylvania State Turnpike Commission Revenue, Series B	5.000%	12/1/50	2,000,000	2,461,320
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	6.250%	4/1/42	635,000	646,862
Lease Revenue, Refunding	5.000%	10/1/30	750,000	957,937
Performing Arts Charter School Project	6.000%	6/15/23	1,685,000	1,688,977	(b)

Total Pennsylvania				11,836,412

Puerto Rico - 3.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,500,000	2,581,250
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	900,000	625,500	*(c)
Series A	5.050%	7/1/42	215,000	149,425	*(c)
Series XX	5.250%	7/1/40	1,850,000	1,288,062	*(c)
Series ZZ, Refunding	5.250%	7/1/18	350,000	241,500	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	643,994

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
CAB, Restructured, Series A-1	0.000%	7/1/46	$590,000	$170,480
CAB, Restructured, Series A-1	0.000%	7/1/51	5,000,000	1,041,850
Restructured, Series A-1	4.550%	7/1/40	130,000	135,632
Restructured, Series A-1	5.000%	7/1/58	2,215,000	2,359,750
Restructured, Series A-2	4.329%	7/1/40	720,000	740,722
Restructured, Series A-2A	4.550%	7/1/40	4,290,000	4,475,843

Total Puerto Rico				14,454,008

Rhode Island - 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(c)

Tennessee - 0.5%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	750,000	909,683
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,421,400	(e)(f)

Total Tennessee				2,331,083

Texas - 10.6%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,836,224
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,497,987	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,781,192
CAB	0.000%	1/1/38	2,000,000	1,178,960
CAB	0.000%	1/1/40	2,200,000	1,200,386
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	4,598,000
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,018,260	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,611,150	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,073,700	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,578,750	(a)

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$110,000	$127,219	(a)
Series 2017	5.000%	11/1/36	110,000	126,261	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	500,000	486,575
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	609,356
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	538,831
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	535,475
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,147,120
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,352,772
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	3,300,000	*(c)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	5,525,000	6,470,438
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/39	500,000	557,560
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	390,000	345,060
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	298,192	*(b)(c)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	82,266

Total Texas				49,351,734

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$2,100,000	$2,108,547
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,491,736

Total U.S. Virgin Islands				6,600,283

Utah - 0.7%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	423,451
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	745,625
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	858,780
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,288,874

Total Utah				3,316,730

Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	1,000,000	1,121,180
National Senior Campuses, Inc., Series A	5.000%	1/1/34	500,000	593,950

Total Virginia				1,715,130

Washington - 0.5%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,184,740	(e)(f)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,000,000	1,204,510

Total Washington				2,389,250

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	944,700	(e)(f)

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.7%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	$750,000	$647,753	(b)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	300,000	338,871	(d)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,282,725	(b)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	749,413
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,834,152
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	229,134
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,140,310
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	579,755

Total Wisconsin				7,802,113

TOTAL INVESTMENTS - 99.5% (Cost - $430,825,593)				464,591,224
Other Assets in Excess of Liabilities - 0.5%				2,492,402

TOTAL NET ASSETS - 100.0%				$467,083,626

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of October 31, 2020.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The maturity principal is currently in default as of October 31, 2020.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association

At October 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	54	12/20	$12,089,222	$11,610,000	$479,222

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

17

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$464,591,224	—	$464,591,224
Other Financial Instruments:
Futures Contracts	$479,222	—	—	$479,222

Total	$479,222	$464,591,224	—	$465,070,446

†	See Schedule of Investments for additional detailed categorizations.

19